Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, underlying warrants (3)
Amount Registered | shares	4,147,616
Proposed Maximum Offering Price per Unit | $ / shares	1.4475
Maximum Aggregate Offering Price	$ 6,003,674.16
Fee Rate	0.01531%
Amount of Registration Fee	$ 919.16
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling stockholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

(2)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on the Nasdaq Capital Market on August 20, 2025.

(3)	Consists of up to 4,147,616 shares of common stock issuable upon the exercise of warrants offered and for resale by the selling stockholder named in the prospectus.